NEWBUILDINGS (Details) - Jun. 30, 2015 $ in Millions	USD ($) containership vessel
Property, Plant and Equipment [Line Items]
Deposit Assets | $	$ 43.4
8,700 TEU Container Vessel [Member]
Property, Plant and Equipment [Line Items]
Number of newbuilding container vessels delivered | containership	2
9,300 - 9,500 TEU Container vessel [Member]
Property, Plant and Equipment [Line Items]
Number of container vessels contracted to be acquired	3